Mineral property, plant and equipment (Details) - USD ($) $ in Thousands		3 Months Ended
		Nov. 30, 2023	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Net book value		$ 66,648	$ 64,059
Exploration and evaluation expenditures [member]
IfrsStatementLineItems [Line Items]
Net book value	[1]	1,955	1,864
Mining property [member]
IfrsStatementLineItems [Line Items]
Net book value		40,640	40,303
Processing plant and related infrastructure [member]
IfrsStatementLineItems [Line Items]
Net book value		23,155	20,925
Machinery [member]
IfrsStatementLineItems [Line Items]
Net book value	[2]	741	796
Other [member]
IfrsStatementLineItems [Line Items]
Net book value	[3]	157	171
Total [member]
IfrsStatementLineItems [Line Items]
Net book value		66,648	$ 64,059
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance		68,104
Additions		3,188
Cost ending balance		71,292
Gross carrying amount [member] | Exploration and evaluation expenditures [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	[1]	1,864
Additions	[1]	91
Cost ending balance	[1]	1,955
Gross carrying amount [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance		41,202
Additions		813
Cost ending balance		42,015
Gross carrying amount [member] | Processing plant and related infrastructure [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance		23,063
Additions		2,282
Cost ending balance		25,345
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	[2]	1,624
Additions	[2]	2
Cost ending balance	[2]	1,626
Gross carrying amount [member] | Other [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	[3]	351
Additions	[3]
Cost ending balance	[3]	351
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance		4,045
Additions		599
Cost ending balance		4,644
Accumulated depreciation and amortisation [member] | Exploration and evaluation expenditures [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	[1]
Additions	[1]
Cost ending balance	[1]
Accumulated depreciation and amortisation [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance		899
Additions		476
Cost ending balance		1,375
Accumulated depreciation and amortisation [member] | Processing plant and related infrastructure [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance		2,138
Additions		52
Cost ending balance		2,190
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	[2]	828
Additions	[2]	57
Cost ending balance	[2]	885
Accumulated depreciation and amortisation [member] | Other [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	[3]	180
Additions	[3]	14
Cost ending balance	[3]	$ 194

[1]	Represents exploration and evaluation expenditures related to the Eastern Porphyry and Anfield deposits on the Buckreef property.
[2]	Includes automotive and computer equipment and software.
[3]	Includes leasehold improvements and right-of-use assets.